Related Party Transactions (Details) $ in Thousands		1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 18, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) vessel tranche
Related Party Transaction [Line Items]
Number of vessels delivered | vessel			6
Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc
Related Party Transaction [Line Items]
Number of vessels delivered | vessel				4
Magni Partners Limited
Related Party Transaction [Line Items]
Amounts paid to related party				$ 2,700
Related party | Line of credit | Drew Holdings Limited - Revolving credit facility
Related Party Transaction [Line Items]
Facility, amount available to drawdown	$ 10,000				$ 15,000
Credit facility, remaining borrowing capacity			$ 10,000
Related party | Line of credit | Secured Overnight Financing Rate (SOFR) | Drew Holdings Limited - Revolving credit facility
Related Party Transaction [Line Items]
Variable rate (as a percent)	8.00%
Related party | Drew Holdings Limited | Himalaya Shipping Limited
Related Party Transaction [Line Items]
Common shares held (as a percent)			30.70%
Affiliated entity | Line of credit | Magni Partners Limited - Revolving credit facility
Related Party Transaction [Line Items]
Facility, amount available to drawdown		$ 15,000
Affiliated entity | Line of credit | London Interbank Offered Rate (LIBOR) | Magni Partners Limited - Revolving credit facility
Related Party Transaction [Line Items]
Variable rate (as a percent)		8.00%
Affiliated entity | Magni Partners Limited
Related Party Transaction [Line Items]
Accounts payable						$ 2,700
Accounts payables, number of equal tranches | tranche						4
Accounts payables, number of vessels to be delivered | vessel						4
Amounts to be paid for each delivery						$ 674